FINANCIAL INVESTORS TRUST

Grandeur Peak Global Opportunities Fund

Grandeur Peak International Opportunities Fund

(each, a “Fund”)

SUPPLEMENT DATED OCTOBER 31, 2014

TO THE PROSPECTUS DATED

AUGUST 31, 2014

Each Fund was previously a non‐diversified investment company for the diversification purposes of the Investment Company Act of 1940.  As a result of operating in a diversified manner for the past three years, the Funds are now deemed to be diversified under the Investment Company Act of 1940.  Each Fund may not resume operating in a non‐diversified manner without first obtaining shareholder approval.

As a result, the non-diversification information contained under the “Principal Investment Strategies of the Fund” and “Principal Risks of the Fund” sections in the Prospectus for each Fund is hereby removed.

Please retain this supplement for future reference.

FINANCIAL INVESTORS TRUST

Grandeur Peak Global Opportunities Fund

Grandeur Peak International Opportunities Fund

(each, a “Fund”)

SUPPLEMENT DATED OCTOBER 31, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED

AUGUST 31, 2014

Each Fund was previously a non‐diversified investment company for the diversification purposes of the Investment Company Act of 1940.  As a result of ongoing operations, each Fund became a diversified company.  Each Fund may not resume operating in a non‐diversified manner without first obtaining shareholder approval.

As a result, the information under the caption titled “Classification” under the “Classification, Investment Objectives and Policies” section on page 1 of the SAI is hereby deleted and replaced in its entirety with the following:

Classification

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or nondiversified. The Grandeur Peak Emerging Markets Opportunities Fund is classified as non-diversified. The Grandeur Peak Global Opportunities Fund, the Grandeur Peak International Opportunities Fund and the Grandeur Peak Global Reach Fund are each classified as diversified. As a result of ongoing operations, it is possible that the Grandeur Peak Emerging Markets Opportunities Fund may become a diversified investment company. In such case, the Fund may not resume operating in a non-diversified manner without first obtaining shareholder approval.

Please retain this supplement for future reference.